UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	June 30, 2025

SMI 3Fourteen REAL Asset Allocation ETF

ITEM 1.(a).  Reports to Stockholders.

SMI 3Fourteen REAL Asset Allocation ETF Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2025 SMI 3Fourteen REAL Asset Allocation ETF ticker: RAA (Listed on the NASDAQ Stock Market®)

This semi-annual shareholder report contains important information about the SMI 3Fourteen REAL Asset Allocation ETF for the period of February 26, 2025 (inception) to June 30, 2025. You can find additional information about the Fund at www.3fourteensmi.com/raa . You can also contact us at (844) 328-3383 .

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMI 3Fourteen REAL Asset Allocation ETF	$27¹	0.77%²
¹ Costs are for the period of February 26, 2025 to June 30, 2025. Costs for a full semi-annual period would be higher. ² Annualized.

Key Fund Statistics

(as of June 30, 2025)

Fund Net Assets	$438,074,993
Number of Holdings	170
Total Advisory Fee Paid	$972,667
Portfolio Turnover Rate	72.21%

What did the Fund invest in?

(% of Net Assets as of June 30, 2025)

Sector Breakdown

Top Ten Holdings
BNY Mellon US Large Cap Core Equity ETF	14.97%
Schwab High Yield Bond ETF	9.98%
Vanguard International Corporate Bond Index	7.98%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	7.00%
Sprott Physical Gold Trust	5.02%
iShares J.P. Morgan USD Emerging Markets Bond ETF	4.99%
Schwab Long-Term U.S. Treasury ETF	4.99%
Schwab U.S. TIPS ETF	3.99%
Grayscale Bitcoin Mini Trust ETF	3.23%
US Treasury 3 Month Bill ETF	1.99%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.3fourteensmi.com/raa.

ITEM 1.(b).

Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

SMI 3Fourteen REAL Asset Allocation ETF

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Period Ended June 30, 2025* (unaudited)

*Commencement of Operations February 26, 2025

SMI 3FOURTEEN REAL ASSET ALLOCATION ETF

Schedule of InvestmentsJune 30, 2025 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2025

		Shares	Value
27.84%	COMMON STOCKS

3.50%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A	14,311	$2,522,028
	Alphabet, Inc. Class C	13,518	2,397,958
	Charter Communications, Inc.(A)	809	330,727
	Comcast Corp. Class A	21,204	756,771
	Electronic Arts, Inc.	1,465	233,960
	Meta Platforms, Inc.	4,846	3,576,784
	Netflix, Inc.(A)	2,391	3,201,860
	Take-Two Interactive(A)	1,030	250,136
	T-Mobile US, Inc.	7,191	1,713,328
	The Trade Desk, Inc(A)	2,909	209,419
	Warner Bros. Discovery, Inc.(A)	11,999	137,509
			15,330,480

3.25%	CONSUMER DISCRETIONARY
	Airbnb, Inc.(A)	2,452	324,498
	Amazon.com, Inc.(A)	25,130	5,513,271
	Booking Holdings, Inc.	198	1,146,270
	DoorDash, Inc.(A)	2,135	526,299
	Genuine Parts Co.	1,807	219,207
	Lululemon Athletica, Inc.(A)	974	231,403
	Marriott International Class A	1,564	427,300
	McDonald’s Corp.	385	112,485
	MercadoLibre, Inc.(A)	309	807,612
	O’Reilly Automotive, Inc.(A)	4,752	428,298
	Pinduoduo, Inc.(A)	3,751	392,580
	Ross Stores, Inc.	1,820	232,196
	Starbucks Corp.	6,439	590,006
	Tesla, Inc.(A)	10,350	3,287,781
			14,239,206

1.48%	CONSUMER STAPLES
	The Clorox Co	1,827	219,368
	Coca-Cola Europacific Partners plc	2,823	261,749
	Costco Wholesale Corp.	2,850	2,821,329
	The JM Smucker Co	2,237	219,673
	Kenvue, Inc.	2,772	58,018
	Keurig Dr Pepper, Inc.	8,610	284,647
	The Kraft Heinz Co	7,739	199,821
	Mondelez International Inc. Class A	7,285	491,300
	Monster Beverage Corp.(A)	5,509	345,084

SMI 3FOURTEEN REAL ASSET ALLOCATION ETF

Schedule of Investments - continuedJune 30, 2025 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2025

		Shares	Value
	PepsiCo, Inc.	10,259	$1,354,598
	Target Corp.	2,219	218,904
			6,474,491

2.17%	ENERGY
	Baker Hughes Co.	4,780	183,265
	Canadian Natural Resources Ltd.	31,094	976,352
	Cheniere Energy, Inc.	3,614	880,081
	Chevron Corp.	7,010	1,003,762
	Diamondback Energy, Inc.	1,820	250,068
	EQT Corp.	15,046	877,483
	Exxon Mobil Corp.	8,113	874,581
	Marathon Petroleum Corp.	5,275	876,230
	Occidental Petroleum Corp.	23,030	967,490
	Schlumberger Ltd.	25,850	873,730
	Suncor Energy, Inc.	23,392	876,030
	Williams Cos., Inc.	13,961	876,890
			9,515,962

0.23%	FINANCIALS
	Cincinnati Financial Corp.	911	135,666
	Franklin Resources, Inc.	9,157	218,394
	PayPal Holdings, Inc.(A)	5,653	420,131
	T Rowe Price Group, Inc.	2,276	219,634
			993,825

1.26%	HEALTH CARE
	Abbvie, Inc.	1,202	223,115
	Amgen, Inc.	3,433	958,528
	AstraZeneca plc	3,708	259,115
	Biogen, Inc.(A)	490	61,539
	Dexcom, Inc.(A)	2,387	208,361
	GE Healthcare Technologies	1,941	143,770
	Gilead Sciences, Inc.	7,837	868,888
	Idexx Laboratories, Inc.(A)	399	214,000
	Intuitive Surgical, Inc.(A)	2,294	1,246,583
	Johnson & Johnson	1,437	219,502
	Regeneron Pharmaceuticals, Inc.	780	409,500
	Vertex Pharmaceuticals(A)	1,615	718,998
			5,531,899

1.28%	INDUSTRIALS
	A O Smith Corp.	4,227	277,164
	Automatic Data Processing, Inc.	2,697	831,755

SMI 3FOURTEEN REAL ASSET ALLOCATION ETF

Schedule of Investments - continuedJune 30, 2025 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2025

		Shares	Value
	Axon Enterprise, Inc.(A)	370	$306,338
	CH Robinson Worldwide, Inc.	2,291	219,821
	Cintas Corp.	2,554	569,210
	Copart, Inc.(A)	5,518	270,768
	CSX Corp.	10,621	346,563
	Fastenal Co.	6,449	270,858
	General Dynamics Corp.	278	81,081
	Honeywell International	3,943	918,246
	Illinois Tool Works, Inc.	887	219,311
	Old Dominion Freight	1,319	214,074
	PACCAR, Inc.	2,894	275,104
	Paychex, Inc.	2,446	355,795
	Stanley Black & Decker, Inc.	3,230	218,832
	Verisk Analytics, Inc.	794	247,331
			5,622,251

11.80%	INFORMATION TECHNOLOGY
	Adobe, Inc.(A)	2,905	1,123,886
	Advanced Micro Devices(A)	8,036	1,140,308
	Analog Devices, Inc.	2,784	662,648
	Ansys, Inc.(A)	514	180,527
	Apple, Inc.	38,079	7,812,668
	Applied Materials, Inc.	4,736	867,020
	AppLovin Corp.(A)	2,141	749,521
	Arm Holdings plc(A)	652	105,454
	ASML Holding NV	450	360,626
	Atlassian Corp. Class A(A)	902	183,187
	Autodesk, Inc.(A)	1,162	359,720
	Broadcom, Inc.	17,390	4,793,554
	Cadence Design Systems(A)	1,446	445,585
	CDW Corp.	849	151,623
	Cisco Systems, Inc.	22,689	1,574,163
	Cognizant Tech Solutions	3,204	250,008
	CrowdStrike Holdings, Inc.(A)	1,235	628,998
	Datadog, Inc. Class A(A)	1,725	231,719
	Fortinet, Inc.(A)	4,305	455,125
	GlobalFoundries, Inc.(A)	2,215	84,613
	Intel Corp.(A)	25,434	569,722
	International Business Machines Corp.	681	200,745
	Intuit, Inc.	1,676	1,320,068
	KLA Corp.	779	697,781
	Lam Research Corp.	7,562	736,085

SMI 3FOURTEEN REAL ASSET ALLOCATION ETF

Schedule of Investments - continuedJune 30, 2025 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2025

		Shares	Value
	Marvell Technology, Inc.	4,064	$314,554
	Microchip Technology, Inc.	2,210	155,518
	Micron Technology, Inc.	5,445	671,096
	Microsoft Corp.	17,385	8,647,473
	MicroStrategy, Inc. Class A(A)	1,289	521,052
	Nvidia Corp.	54,607	8,627,360
	NXP Semiconductors NV	1,392	304,138
	ON Semiconductor Corp.(A)	1,823	95,543
	Palantir Technologies Inc.(A)	12,306	1,677,554
	Palo Alto Networks, Inc.(A)	3,589	734,453
	Qualcomm, Inc.	6,397	1,018,786
	Roper Technologies, Inc.	673	381,483
	Shopify, Inc. Class A(A)	7,099	818,870
	Synopsys, Inc.(A)	858	439,879
	Texas Instruments, Inc.	5,203	1,080,247
	Workday, Inc. Class A(A)	1,128	270,720
	Zscaler, Inc.(A)	794	249,268
			51,693,348

0.42%	MATERIALS
	Air Products and Chemicals, Inc.	123	34,693
	Albemarle Corp.	3,449	216,149
	Amcor plc	23,783	218,566
	Linde plc	2,923	1,371,413
			1,840,821

2.08%	REAL ESTATE
	AvalonBay Communities, Inc. REIT	1,737	353,480
	CoStar Group, Inc.(A)	1,603	128,881
	Digital Realty Trust, Inc. REIT	3,552	619,220
	Equinix, Inc. REIT	1,057	840,812
	Equity Residential REIT	4,586	309,509
	Essex Property Trust, Inc. REIT	786	222,752
	Extra Space Storage, Inc. REIT	2,707	399,120
	Invitation Homes, Inc. REIT	6,433	211,002
	Iron Mountain, Inc. REIT	3,439	352,738
	Kimco Realty Corp. REIT	8,441	177,430
	Mid-America Apartment Communities REIT	1,498	221,719
	Prologis, Inc. REIT	10,139	1,065,812
	Public Storage REIT	1,804	529,330
	Realty Income Corp. REIT	13,275	764,773
	Simon Property Group, Inc. REIT	3,585	576,325

SMI 3FOURTEEN REAL ASSET ALLOCATION ETF

Schedule of Investments - continuedJune 30, 2025 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2025

		Shares	Value
	Sun Communities, Inc. REIT	1,397	$176,707
	UDR, Inc. REIT	4,345	177,406
	Ventas, Inc. REIT	5,640	356,166
	Vici Properties, Inc. REIT	12,265	399,839
	W.P. Carey, Inc. REIT	2,851	177,845
	Welltower, Inc. REIT	6,932	1,065,656
			9,126,522

0.37%	UTILITIES
	American Electric Power, Inc.	2,912	302,149
	Consolidated Edison, Inc.	263	26,392
	Constellation Energy Corp.	1,750	564,830
	Eversource Energy	3,506	223,052
	Exelon Corp.	6,386	277,280
	Xcel Energy, Inc.	3,221	219,350
			1,613,053

27.84%	TOTAL COMMON STOCKS
	(Cost: $113,899,382)		121,981,858

72.12%	EXCHANGE TRADED FUNDS

2.00%	ALTERNATIVES
	iMGP DBi Managed Futures Strategy ETF	339,077	8,724,451

13.01%	COMMODITIES
	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	2,350,173	30,646,257
	iShares MSCI Global Metals & Mining Producers ETF	116,268	4,371,677
	Sprott Physical Gold Trust(A)	867,575	21,993,026
			57,010,960

7.98%	CORPORATE BONDS
	Vanguard International Corporate Bond Index	421,723	34,969,271

3.23%	CRYPTO CURRENCY
	Grayscale Bitcoin Mini Trust ETF(A)	296,126	14,140,016

18.95%	DEVELOPED MARKETS
	BNY Mellon US Large Cap Core Equity ETF	553,746	65,580,139
	Franklin FTSE Europe ETF	259,038	8,675,183
	Franklin FTSE Japan ETF	136,325	4,382,849
	Vanguard Small-Cap ETF	18,489	4,381,523
			83,019,694

SMI 3FOURTEEN REAL ASSET ALLOCATION ETF

Schedule of Investments - continuedJune 30, 2025 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2025

		Shares	Value
4.99%	EMERGING BONDS
	iShares J.P. Morgan USD Emerging Markets Bond ETF	236,202	$21,877,029

1.00%	EMERGING MARKETS
	iShares MSCI Emerging Markets ex China	69,340	4,378,129

9.98%	HIGH YIELD BONDS
	Schwab High Yield Bond ETF	1,647,085	43,713,636

10.98%	TREASURIES
	Schwab Long-Term U.S. Treasury ETF	685,981	21,875,934
	Schwab U.S. TIPS ETF	655,271	17,482,630
	US Treasury 3 Month Bill ETF	174,778	8,738,026
			48,096,590

72.12%	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $307,638,156)		315,929,776

0.17%	MONEY MARKET FUND
	First American Money Market Fund - Institutional Class 4.25%(B)
	(Cost: $743,575)	743,575	743,575

100.13%	TOTAL INVESTMENTS
	(Cost: $422,281,113)		438,655,209
(0.13%)	Liabilities in excess of other assets		(580,216)
100.00%	NET ASSETS		$438,074,993

(A)Non-income producing.

(B)Effective 7 day yield as of June 30, 2025.

SMI 3FOURTEEN REAL ASSET ALLOCATION ETF

Statement of Assets and LiabilitiesJune 30, 2025 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2025

ASSETS
Investments at value (cost of $422,281,113) (Note 1)	$438,655,209
Cash	19,491
Receivable for securities sold	93,975,485
Receivable for capital stock sold	58,606,530
Dividends, interest and reclaims receivable	135,857
TOTAL ASSETS	591,392,572

LIABILITIES
Accrued advisory fees	275,113
Payable for capital stock redeemed	92,927,116
Payable for securities purchased	60,115,350
TOTAL LIABILITIES	153,317,579
NET ASSETS	$438,074,993

Net Assets Consist of:
Paid-in capital	$421,070,390
Distributable earnings (accumulated deficits)	17,004,603
Net Assets	$438,074,993
NET ASSET VALUE PER SHARE
Net Assets	$438,074,993
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	17,125,000
Net Asset Value and Offering Price Per Share	$25.58

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2025

INVESTMENT INCOME
Dividends (net of foreign tax withheld of $5,035)	$3,524,382
Interest	9,468
Total investment income	3,533,850

EXPENSES
Investment advisory fees (Note 2)	1,023,195
Total expenses	1,023,195
Investment advisory fees waived (Note 2)	(50,528)
Net expenses	972,667
Net investment income (loss)	2,561,183

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments(1)	6,904
Net change in unrealized appreciation (depreciation) of investments	16,374,096
Net realized and unrealized gain (loss) on investments	16,381,000

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$18,942,183

(1)Includes realized gains (losses) as a result of in-kind transactions (Note 3).

*The Fund commenced operations on February 26, 2025.

SMI 3Fourteen REAL Asset Allocation ETF

Statement of OperationsPeriod Ended June 30, 2025* (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2025

SMI 3FOURTEEN REAL ASSET ALLOCATION ETF

Statement of Changes in Net AssetsPeriod Ended June 30, 2025* (unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$2,561,183
Net realized gain (loss) on investments	6,904
Net change in unrealized appreciation (depreciation) of investments	16,374,096
Increase (decrease) in net assets from operations	18,942,183

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(1,937,580)
Decrease in net assets from distributions	(1,937,580)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	587,458,108
Shares redeemed	(166,387,718)
Increase (decrease) in net assets from capital stock transactions	421,070,390

NET ASSETS
Increase (decrease) during period	438,074,993
Beginning of period	—
End of period	$438,074,993

*The Fund commenced operations on February 26, 2025.

SMI 3FOURTEEN REAL ASSET ALLOCATION ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2025

Period Ended June 30, 2025* (unaudited)
Net asset value, beginning of period	$25.00
Investment activities
Net investment income (loss)(1)	0.17
Net realized and unrealized gain (loss)on investments(2)	0.52
Total from investment activities	0.69
Distributions
Net investment income	(0.11)
Total distributions	(0.11)
Net asset value, end of period	$25.58

Total Return(3)	2.78%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	0.81%
Expenses, net of waiver (Note 2)	0.77%
Net investment income (loss)	2.03%
Portfolio turnover rate(5)	72.21%
Net assets, end of period (000’s)	$438,075

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)Total return is for the period indicated and has not been annualized.

(4)Ratios to average net assets have been annualized.

(5)Portfolio turnover rate is for the period indicated, excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized.

*The Fund commenced operations on February 26, 2025.

FINANCIAL STATEMENTS | JUNE 30, 2025

SMI 3FOURTEEN REAL ASSET ALLOCATION ETF

Notes to Financial StatementsJune 30, 2025 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The SMI 3Fourteen REAL Asset Allocation ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on February 26, 2025.

The Fund’s investment objective is to seek total return. Total return is comprised of both income and capital appreciation.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by 3Fourteen & SMI Advisory Services, LLC (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, is the information utilized for the day-to-day management of the Fund. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s portfolio manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records investments at fair value. Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”). Although the Board

FINANCIAL STATEMENTS | JUNE 30, 2025

SMI 3FOURTEEN REAL ASSET ALLOCATION ETF

Notes to Financial Statements - continuedJune 30, 2025 (unaudited)

is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

The Fund has a policy that contemplates the use of fair value pricing to determine the Net Asset Value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

Accounting standards establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value, which are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FINANCIAL STATEMENTS | JUNE 30, 2025

SMI 3FOURTEEN REAL ASSET ALLOCATION ETF

Notes to Financial Statements - continuedJune 30, 2025 (unaudited)

The following is a summary of the level of inputs used to value the Fund’s investments as of June 30, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$121,981,858	$—	$—	$121,981,858
Exchange Traded Funds	315,929,776	—	—	315,929,776
Money Market Fund	743,575	—	—	743,575
	$438,655,209	$—	$—	$438,655,209

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector. The Fund held no Level 3 securities at any time during the period ended June 30, 2025.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net

FINANCIAL STATEMENTS | JUNE 30, 2025

SMI 3FOURTEEN REAL ASSET ALLOCATION ETF

Notes to Financial Statements - continuedJune 30, 2025 (unaudited)

investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the period ended June 30, 2025, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to U.S. Bank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $300. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption

FINANCIAL STATEMENTS | JUNE 30, 2025

SMI 3FOURTEEN REAL ASSET ALLOCATION ETF

Notes to Financial Statements - continuedJune 30, 2025 (unaudited)

Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $300.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of June 30, 2025:

	Creation Unit Shares	Creation Transaction Fee	Value
SMI 3Fourteen REAL Asset Allocation ETF	25,000	$300	$639,500

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

FINANCIAL STATEMENTS | JUNE 30, 2025

SMI 3FOURTEEN REAL ASSET ALLOCATION ETF

Notes to Financial Statements - continuedJune 30, 2025 (unaudited)

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment portfolio of the Fund, subject to the policies adopted by the Board. In addition, the Advisor also: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund; and (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board. Under the Advisory Agreement, the Advisor assumes and pays, at its own expense and without reimbursement from the Trust, all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Advisory Agreement, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee of 0.81%, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its advisory fee to an annual rate of 0.77% of the daily net assets of the Fund until March 1, 2026, and the Advisor may not terminate this arrangement prior to that date. The Advisor is not entitled to recover any previously waived fees.

The Advisor has retained Tidal Investments LLC (the “Sub-Advisor”), to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the

FINANCIAL STATEMENTS | JUNE 30, 2025

SMI 3FOURTEEN REAL ASSET ALLOCATION ETF

Notes to Financial Statements - continuedJune 30, 2025 (unaudited)

Sub-Advisor is responsible for handling the day-to-day management of the Fund’s trading process, which includes Creation and/or Redemption basket processing. The Sub-Adviser does not select investments for the Fund’s portfolio.

For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and payable monthly as a percentage of the Fund’s average daily net assets, at the following annual rate: 0.04% on the first $500 million in net assets, and 0.035% on net assets over $500 million, subject to a $25,000 annual minimum fee.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund. The Advisor pays these fees monthly.

Fund Accountant and Transfer Agent

U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”) serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement. For its services, U.S. Bancorp is entitled to a fee. The Advisor pays these fees monthly.

Custodian

U.S. Bank N.A. serves as the Fund’s Custodian pursuant to a Custody Agreement. For its services, U.S. Bank N.A. is entitled to a fee. The Advisor pays these fees monthly

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. For its services, Foreside Fund Services, LLC is entitled to a fee. The Advisor pays these fees monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Fund. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

FINANCIAL STATEMENTS | JUNE 30, 2025

SMI 3FOURTEEN REAL ASSET ALLOCATION ETF

Notes to Financial Statements - continuedJune 30, 2025 (unaudited)

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a partner of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively or Mr. King receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

The Fund’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Fund for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term investments for the period ended June 30, 2025 were as follows:

Purchases	Sales
$ 269,199,613	$249,894,290

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the period ended June 30, 2025 were as follows:

Purchases	Sales	Realized Gains
$567,990,882	$165,761,953	$9,765,380

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in

FINANCIAL STATEMENTS | JUNE 30, 2025

SMI 3FOURTEEN REAL ASSET ALLOCATION ETF

Notes to Financial Statements - continuedJune 30, 2025 (unaudited)

classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The tax character of distributions paid during the period ended June 30, 2025 were as follows:

Distributions paid from:
Ordinary income	$1,937,580

As of June 30, 2025, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$623,603
Accumulated net realized gain (loss) on investments	6,904
Net unrealized appreciation (depreciation) on investments	16,374,096
$17,004,603

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$422,281,113	$17,835,552	$(1,461,456)	$16,374,096

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the NASDAQ Stock Market® and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in large blocks of 25,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should

FINANCIAL STATEMENTS | JUNE 30, 2025

SMI 3FOURTEEN REAL ASSET ALLOCATION ETF

Notes to Financial Statements - continuedJune 30, 2025 (unaudited)

contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

Period Ended June 30, 2025
Shares sold	23,825,000
Shares redeemed	(6,700,000)
Net increase (decrease)	17,125,000

NOTE 6 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

FINANCIAL STATEMENTS | JUNE 30, 2025

SMI 3FOURTEEN REAL ASSET ALLOCATION ETF

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Trustees, Officers, and others of open-end management investment companies.

Because SMI 3Fourteen Real Asset Allocation, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Agreements – SMI 3Fourteen Real Asset Allocation ETF

At a meeting held on December 17-18, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the approval of the proposed Investment Advisory Agreement (the “SMI Advisory Agreement”) between the Trust and 3Fourteen & SMI Advisory Services, LLC (“SMI,” or the “Adviser” for this portion of the Minutes), and the Investment Sub-Advisory Agreement (the “SMI Sub-Advisory Agreement”) between SMI and Tidal Investments, LLC (“Sub-Adviser”), with respect to the addition of the SMI 3Fourteen Real Asset Allocation ETF (the “SMI ETF”). The Board reflected on its discussions with the representatives from SMI and the Sub-Adviser earlier in the Meeting regarding the manner in which the SMI ETF is to be managed and the roles and responsibilities of SMI and the Sub-Adviser under the SMI Advisory Agreement and SMI Sub-Advisory Agreement (collectively, the “SMI Advisory Agreements”).

The Trustees reviewed a memorandum from Trust Counsel (“Trust Counsel”) that addressed the Trustees’ duties when considering the approval of the SMI Advisory Agreements and the responses of SMI and the Sub-Adviser to requests for information from Trust Counsel on behalf of the Board. Trust Counsel noted that the responses included information on the personnel of and services to be

FINANCIAL STATEMENTS | JUNE 30, 2025

SMI 3FOURTEEN REAL ASSET ALLOCATION ETF

Supplemental Information (unaudited)

provided by SMI and the Sub-Adviser, an expense comparison analysis for the SMI ETF and comparable ETFs, and the SMI Advisory Agreements. Trust Counsel discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the SMI Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services to be provided by SMI and the Sub-Adviser; (ii) the investment performance of SMI; (iii) the costs of the services to be provided and profits to be realized by SMI and the Sub-Adviser from the relationship with the SMI ETF; (iv) the extent to which economies of scale would be realized if the SMI ETF grows and whether advisory fee levels reflect those economies of scale for the benefit of its investors; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the SMI Advisory Agreements, including: (i) information regarding the services and support to be provided by SMI and the Sub-Adviser to the SMI ETF; (ii) presentations by management of SMI and the Sub-Adviser addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the SMI ETF; (iii) information pertaining to the compliance structure of SMI and the Sub-Adviser; (iv) disclosure information contained in the SMI ETF’s registration statements and each firm’s Form ADV and/or the policies and procedures of each firm; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the SMI Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

Trust Counsel reminded the Board that it also requested and received various informational materials including, without limitation: (i) documents containing information about SMI and the Sub-Adviser, including financial information, personnel and the services to be provided by SMI and the Sub-Adviser to the SMI ETF, each firm’s compliance program, current legal matters, and other general information; (ii) projected expenses of the SMI ETF and comparative expense and performance information for other ETFs with strategies similar to the SMI ETF prepared by an independent third party; (iii) the anticipated effect of size on the SMI ETF’s performance and expenses; and (iv) benefits anticipated to be realized by SMI and the Sub-Adviser from their relationship with the SMI ETF.

FINANCIAL STATEMENTS | JUNE 30, 2025

SMI 3FOURTEEN REAL ASSET ALLOCATION ETF

Supplemental Information (unaudited)

The Board did not identify any particular information that was most relevant to its consideration to approve the SMI Advisory Agreements and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the SMI Advisory Agreements, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by SMI and the Sub-Adviser.

In this regard, the Board considered the responsibilities of the Adviser and Tidal under the SMI Advisory Agreements. The Board reviewed the services to be provided by the Adviser and Tidal to the SMI ETF, including, without limitation, the Adviser’s process for formulating investment recommendations and the processes of the Adviser and Tidal for assuring compliance with the SMI ETF’s investment objectives and limitations; Tidal’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by the Adviser for the SMI ETF among the service providers; and the anticipated efforts of the Adviser to promote the SMI ETF and grow its assets. The Board considered: the staffing, personnel, and methods of operating of the Adviser and Tidal; the education and experience of each firm’s personnel; and information provided regarding its compliance program and policies and procedures. After reviewing the foregoing and further information from the Adviser and Tidal, the Board concluded that the quality, extent, and nature of the services to be provided by the Adviser and Tidal was satisfactory and adequate for the SMI ETF.

The investment performance of SMI and the Sub-Adviser.

The Board noted that the SMI ETF had not yet commenced operations. The Trustees also considered that SMI does have recent experience managing separate accounts with strategies similar to those of the SMI ETF.

The costs of services to be provided and profits to be realized by SMI and the Sub-Adviser from the relationship with the SMI ETF.

In this regard, the Board considered the financial condition of SMI and the level of commitment to the SMI ETF by SMI and the Sub-Adviser. The Board also considered the projected assets and proposed expenses of the SMI ETF, including the nature and frequency of advisory payments. The Trustees noted the information on projected profitability provided by SMI. The Board compared the proposed unitary fee of the SMI ETF to the fees of a peer group of other

FINANCIAL STATEMENTS | JUNE 30, 2025

SMI 3FOURTEEN REAL ASSET ALLOCATION ETF

Supplemental Information (unaudited)

ETFs selected by Broadridge using Morningstar data as being comparable to the SMI ETF in terms of the type of fund, the style of investment management, anticipated assets and the nature of the investment strategy and markets invested in, among other factors. The Trustees noted that the SMI ETF’s projected gross and net expense ratio and gross and net advisory fee were above its median Morningstar category, as well as above its peer group median. The Trustees acknowledged SMI’s representation that the proposed advisory fees are appropriate and competitively priced for an actively managed fund that requires unique services such as those provided by SMI. The Trustees also considered the split of the advisory fees paid to SMI versus those paid to the Sub-Adviser and the respective services provided by each to the SMI ETF. The Trustees also noted that SMI would contractually waive its management fee for the initial year of operations of the SMI ETF. After further consideration, the Board concluded that the projected profitability and fees to be paid to SMI were within an acceptable range in light of the services to be rendered by SMI.

The extent to which economies of scale would be realized as the SMI ETF grows and whether advisory fee levels reflect these economies of scale for the benefit of the SMI ETF’s investors.

The Trustees considered that it was not anticipated that the SMI ETF would be of sufficient size to achieve economies of scale in the first few years of operations. The Board noted that the unitary fee structure limits the shareholders’ exposure to underlying operating expense increases. The Board noted that the Adviser would consider breakpoints as the SMI ETF gained assets. The Trustees also noted that SMI would contractually waive its management fee for the initial year of operations of the SMI ETF, which would provide an immediate benefit to shareholders.

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the SMI ETF; the basis of decisions to buy or sell securities for the SMI ETF; and the substance and administration of the Code of Ethics and other relevant policies of SMI and the Sub-Adviser. The Board noted that SMI and the Sub-Adviser have each represented that it does not anticipate utilizing soft dollars or commission recapture with regard to the SMI ETF. The Board also considered potential benefits for SMI and the Sub-Adviser in managing the SMI ETF. Following further consideration and discussion, the Board concluded that the standards and

FINANCIAL STATEMENTS | JUNE 30, 2025

SMI 3FOURTEEN REAL ASSET ALLOCATION ETF

Supplemental Information (unaudited)

practices of SMI and the Sub-Adviser relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by SMI and the Sub-Adviser from managing the SMI ETF were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the SMI Advisory Agreements was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the SMI Advisory Agreements.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which  includes investment advisory contract approval in the Supplemental Information.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR - Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 - Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 4, 2025

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: September 4, 2025

* Print the name and title of each signing officer under his or her signature.